Segmented and geographic information, and major customers (Statements of Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 11,734	$ 9,814	$ 49,468	$ 42,234
Cost of sales	(12,809)	(7,694)	(37,943)	(30,357)
Depletion and amortization	(2,443)	(1,715)	(7,044)	(5,795)
Care, maintenance and restructuring costs	(129)	(136)	(990)	(589)
Corporate general and administrative expenses	(1,659)	(1,515)	(5,227)	(4,777)
Exploration costs	(539)	(1,307)	(2,528)	(1,915)
Accretion on decommissioning provision	(48)	(45)	(144)	(134)
Interest and financing income (expense)	(234)	19	(746)	(594)
Foreign exchange gain (loss)	(87)	(181)	(271)	(72)
Gain on disposal of assets	15		870
Gain on forward contract	254		857
Gain on investment in equity instruments		(3)		8
Write-down of equipment	(65)		(65)		$ (200)
Contingency on value added taxes			(125)
Income (loss) before income taxes	(6,010)	(2,763)	(3,888)	(1,991)
Income tax recovery (expense)	219	(9)	10	(116)
Net Income (loss) for the year	(5,791)	(2,772)	(3,878)	(2,107)
Mexican Operations [Member]
Disclosure of operating segments [line items]
Revenue	6,303	2,650	28,986	16,975
Cost of sales	(6,085)	(343)	(17,278)	(7,576)
Depletion and amortization	(1,587)	(707)	(4,533)	(2,862)
Care, maintenance and restructuring costs	(8)		(30)	(60)
Corporate general and administrative expenses
Exploration costs	(462)	(1,180)	(2,362)	(1,615)
Accretion on decommissioning provision	(37)	(35)	(110)	(103)
Interest and financing income (expense)	(234)	21	(746)	94
Foreign exchange gain (loss)	(88)	(187)	(281)	(161)
Gain on disposal of assets	15		870
Gain on forward contract	256		319
Gain on investment in equity instruments
Write-down of equipment
Contingency on value added taxes			(125)
Income (loss) before income taxes	(1,927)	219	4,710	4,692
Income tax recovery (expense)	219	(9)	10	(116)
Net Income (loss) for the year	(1,708)	210	4,720	4,576
U.S. Operations [Member]
Disclosure of operating segments [line items]
Revenue	5,431	7,164	20,482	25,259
Cost of sales	(6,724)	(7,531)	(20,665)	(22,781)
Depletion and amortization	(855)	(1,005)	(2,505)	(2,925)
Care, maintenance and restructuring costs	(121)	(136)	(960)	(362)
Corporate general and administrative expenses
Exploration costs	(77)	(127)	(166)	(300)
Accretion on decommissioning provision	(11)	(10)	(34)	(31)
Interest and financing income (expense)
Foreign exchange gain (loss)
Gain on disposal of assets
Gain on forward contract			165
Gain on investment in equity instruments
Write-down of equipment	(65)		(65)
Contingency on value added taxes
Income (loss) before income taxes	(2,422)	(1,465)	(3,748)	(1,140)
Income tax recovery (expense)
Net Income (loss) for the year	(2,422)	(1,465)	(3,748)	(1,140)
Corporate and Other [Member]
Disclosure of operating segments [line items]
Revenue
Cost of sales
Depletion and amortization	(1)	(3)	(6)	(8)
Care, maintenance and restructuring costs				(167)
Corporate general and administrative expenses	(1,659)	(1,515)	(5,227)	(4,777)
Exploration costs
Accretion on decommissioning provision
Interest and financing income (expense)		(2)		(668)
Foreign exchange gain (loss)	1	6	10	89
Gain on disposal of assets
Gain on forward contract	(2)		373
Gain on investment in equity instruments		(3)		8
Write-down of equipment
Contingency on value added taxes
Income (loss) before income taxes	(1,661)	(1,517)	(4,850)	(5,543)
Income tax recovery (expense)
Net Income (loss) for the year	$ (1,661)	$ (1,517)	$ (4,850)	$ (5,543)